Warrants (Tables)	12 Months Ended
Mar. 31, 2023
Leases [Abstract]
Schedule of private warrants are accounted for as liabilities
As of March 31, 2023
Fair value of the underlying asset as of the Valuation Date	1.6
Strike price	11.5
Life to expiration (Years.)	4.9
Volatility	62.9%
Number of steps	100
Redemption price (per share)	0.1

Schedule of the aggregate value of the private warrants
	April 1, 2022	Additions	Change in fair value	Foreign currency translation	March 31, 2023	March 31, 2023
	(RMB)	(RMB)	(RMB)	(RMB)	(RMB)	(US$)
Private Warrants	-	8,814,592	(21,358)	(845)	8,792,389	$1,279,507
Total	-	8,814,592	(21,358)	(845)	8,792,389	$1,279,507